Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized Using the Straight Line Method (Details)	Sep. 30, 2025
Schedule of Intangible Assets are Amortized Using the Straight Line Method [Abstarct]
Intangible assets estimated useful	10 years